Financial instruments and risk management - Currency risk - Narrative (Details) - Transaction exposure hedging risk	12 Months Ended
Jun. 30, 2026
US dollar
Disclosure of detailed information about financial instruments [line items]
Maximum hedging period (in months)	36 months
Other Currencies
Disclosure of detailed information about financial instruments [line items]
Maximum hedging period (in months)	18 months